Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Total		Previously Reported	Total share capital		Total share capital Previously Reported	Common Stock	Additional paid-in capital		Additional paid-in capital Previously Reported	Deficit		Deficit Previously Reported	Accumulated other comprehensive income		Accumulated other comprehensive income Previously Reported	Old Xanadu Convertible Preferred Shares		Old Xanadu Convertible Preferred Shares Previously Reported	Old Xanadu Convertible Preferred Shares Revision of Prior Period, Adjustment	Old Xanadu Common Shares	[2]	Old Xanadu Common Shares Common Stock		Old Xanadu Common Shares Common Stock Previously Reported	Old Xanadu Common Shares Common Stock Revision of Prior Period, Adjustment	Common Shares (Class A & B) Common Stock		Common Shares (Class A & B) Common Stock Previously Reported
Beginning balance, shares outstanding (in shares) at Dec. 31, 2024																								55,567,272	[1]	4,924,563	50,642,709
Beginning balance, equity at Dec. 31, 2024		$ 87,495	[1]	$ 87,495	$ 220,401	[1]	$ 220,401		$ 5,937	[1]	$ 5,937	$ (135,636)	[1]	$ (135,636)	$ (3,207)	[1]	$ (3,207)							$ 7,399	[1]	$ 7,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period		(27,345)										(27,345)
Stock-based compensation		1,760							1,760
Exercise of stock options (in shares)																								235,976
Exercise of stock options, net of tax		62			87				(25)															$ 87
Cumulative translation adjustment, net of tax		984							5						979
Ending balance, shares outstanding (in shares) at Jun. 30, 2025																								55,803,248		55,803,248
Ending balance, equity at Jun. 30, 2025		62,956		62,956	220,488		220,488		7,677		7,677	(162,981)		(162,981)	(2,228)		(2,228)							$ 7,486		$ 7,486
Beginning balance (in shares) at Dec. 31, 2024																		199,930,069	[1]	17,718,491	182,211,578
Beginning balance at Dec. 31, 2024																		$ 213,002	[1]	$ 213,002
Ending balance (in shares) at Jun. 30, 2025																		199,930,069		199,930,069
Ending balance at Jun. 30, 2025																		$ 213,002		$ 213,002
Beginning balance, shares outstanding (in shares) at Mar. 31, 2025																								55,704,955
Beginning balance, equity at Mar. 31, 2025		76,271			220,477				6,779			(147,841)			(3,144)									$ 7,475
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period		(15,140)										(15,140)
Stock-based compensation		896							896
Exercise of stock options (in shares)																								98,293
Exercise of stock options, net of tax		8			11				(3)															$ 11
Cumulative translation adjustment, net of tax		921							5						916
Ending balance, shares outstanding (in shares) at Jun. 30, 2025																								55,803,248		55,803,248
Ending balance, equity at Jun. 30, 2025		62,956		62,956	220,488		220,488		7,677		7,677	(162,981)		(162,981)	(2,228)		(2,228)							$ 7,486		$ 7,486
Beginning balance (in shares) at Mar. 31, 2025																		199,930,069
Beginning balance at Mar. 31, 2025																		$ 213,002
Ending balance (in shares) at Jun. 30, 2025																		199,930,069		199,930,069
Ending balance at Jun. 30, 2025																		$ 213,002		$ 213,002
Beginning balance, shares outstanding (in shares) at Dec. 31, 2025								255,894,945														55,964,876		55,964,876	[3]	4,959,800	51,005,076	0	[3]	0
Beginning balance, equity at Dec. 31, 2025		24,444	[3]	$ 24,444	220,587	[3]	$ 220,587	$ 220,587	10,151	[3]	$ 10,151	(206,303)	[3]	$ (206,303)	9	[3]	$ 9							$ 7,585	[3]	$ 7,585		$ 0	[3]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)	[4]																							(55,964,876)				255,894,945
Issuance of common shares upon exchange of Old Xanadu's preferred and common stock	[4]	0																						$ (7,585)				$ 220,587
Loss for the period		(62,655)										(62,655)
Stock-based compensation		$ 6,197							6,197
Exercise of stock options (in shares)		2,065,434						1,935,116																				1,935,116
Exercise of stock options, net of tax		$ 450			1,153			$ 1,153	(703)																			$ 1,153
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)								40,308,912																				40,308,912	[5]
Reverse Recapitalization and PIPE transaction, net of transaction costs		263,599	[5]		265,006	[5]		$ 265,006				(1,407)	[5]															$ 265,006	[5]
Earn-out share liability at Closing of Reverse Recapitalization		(9,997)			(9,997)			(9,997)																				(9,997)
Conversion of earn-out liabilities to equity		17,761			17,761			$ 17,761																				$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility (in shares)								5,467,524																				5,467,524
Issuance of common shares in connection with synthetic at-the-market facility		68,815			68,815			$ 68,815																				$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)								100,000																				100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization		1,445			1,445			$ 1,445																				$ 1,445
Conversion of warrant liabilities to equity		2,769							2,769
Exercise of warrants (in shares)								517,527																				517,527
Exercise of warrants		0			1,397			$ 1,397	(1,397)																			$ 1,397
Cumulative translation adjustment, net of tax		$ 247							10						237
Ending balance, shares outstanding (in shares) at Jun. 30, 2026		304,224,024						304,224,024																0				304,224,024
Ending balance, equity at Jun. 30, 2026		$ 313,075			566,167			$ 566,167	17,027			(270,365)			246									$ 0				$ 566,167
Beginning balance (in shares) at Dec. 31, 2025		199,930,069	[2]															199,930,069	[3]	17,718,491	182,211,578
Beginning balance at Dec. 31, 2025		$ 213,002	[2]															$ 213,002	[3]	$ 213,002
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)	[4]																	(199,930,069)
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares	[4]																	$ (213,002)
Ending balance (in shares) at Jun. 30, 2026																		0
Ending balance at Jun. 30, 2026		$ 0	[2]															$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of warrant liabilities to equity									2,769
Ending balance, shares outstanding (in shares) at Mar. 26, 2026		297,993,837
Beginning balance, shares outstanding (in shares) at Mar. 31, 2026																												298,511,339
Beginning balance, equity at Mar. 31, 2026		$ 261,977							12,325			(228,314)			(208)													$ 478,174
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period		(42,051)										(42,051)
Stock-based compensation		4,758							4,758
Exercise of stock options (in shares)																												145,161
Exercise of stock options, net of tax		(84)							(56)																			$ (28)
Conversion of earn-out liabilities to equity		17,761																										$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility (in shares)																												5,467,524
Issuance of common shares in connection with synthetic at-the-market facility		68,815																										$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)																												100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization		1,445																										$ 1,445
Cumulative translation adjustment, net of tax		$ 454													454
Ending balance, shares outstanding (in shares) at Jun. 30, 2026		304,224,024						304,224,024																0				304,224,024
Ending balance, equity at Jun. 30, 2026		$ 313,075			$ 566,167			$ 566,167	$ 17,027			$ (270,365)			$ 246									$ 0				$ 566,167
Ending balance (in shares) at Jun. 30, 2026																		0
Ending balance at Jun. 30, 2026		$ 0	[2]															$ 0

[1]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[2]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[3]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[4]	Refer to Note 3 for additional information on the preferred and common share exchange.
[5]	Common shares include 1,100,000 earn-out shares (the "Earn-out Shares") issued and outstanding at closing of the Reverse Recapitalization, but were subject to forfeiture. At closing, these Earn-Out Shares were classified within liabilities on the consolidated balance sheets and subsequently reclassified to equity in the second quarter of 2026 when the Earn-Out Shares vested. Refer to Note 3 for additional information.